RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - HDSI [Member] - CAD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Statement [Line Items]
Services received based on management services agreement	$ 57,686	$ 46,952	$ 49,397
Office lease	21,883	20,190	6,342
Reimbursement of third party expenses paid	3,646	16,099	6,134
Total	$ 83,215	$ 83,241	$ 61,873